UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from August 1, 2018 to August 31, 2018

Commission File Number of issuing entity 333-166240-01, 333-189182-01 and 333-208463-01
Central Index Key Number of issuing entity: 0001282663

World Financial Network Credit Card Master Note Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-166240, 333-189182 and 333-208463
Central Index Key Number of depositor: 0001139552

WFN Credit Company, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001007254

Comenity Bank
(Exact name of sponsor as specified in its charter)

Cynthia L. Hageman  (214) 494-3000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	31-1772814
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

One Righter Parkway, Suite 100 Wilmington, Delaware	19803
(Address of principal executive offices of issuing entity)	(Zip Code)

(302) 529-6140
(Telephone number, including area code)

N/A
(Former Name, former address, if changed since last report)

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Series 2012-A, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2012-C, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2012-D, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2015-B, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2016-A, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2016-C, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2017-A, Class A, Class M, Class B	☐	☐	☒
Series 2017-B, Class A, Class M, Class B	☐	☐	☒
Series 2017-C, Class A, Class M, Class B	☐	☐	☒
Series 2018-A, Class A, Class M, Class B	☐	☐	☒

Indicate by check mark whether the registrant: (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐ [Check]

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth below and in Exhibit 99.1.

No assets securitized by the depositor and held by World Financial Network Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from August 1, 2018 to August 31, 2018.

The depositor filed its most recent Form ABS-15G on February 8, 2018. The CIK number of the depositor is 0001139552.

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?  Yes ☐     No ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?  Yes ☐     No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?  Yes ☐     No ☒

For each of Series 2012-A, Series 2012-C, Series 2012-D, Series 2015-B, Series 2016-A, Series 2016-C, Series 2017-A, Series 2017-B, Series 2017-C, and Series 2018-A is the applicable Portfolio Yield averaged over any three consecutive Monthly Periods less than the applicable Base Rate averaged over such period?  Yes ☐     No ☒

Was the depositor required to designate additional accounts during the distribution period because: (i) the average Transferor Amount was less than the average Minimum Transferor Amount during any period of 30 consecutive days or (ii) the aggregate amount of principal receivables plus amounts in the Excess Funding Account was less than the Required Principal Balance on any business day during the distribution period?  Yes ☐     No ☒

On August 15, 2018, the Series 2016-B asset-backed term notes matured and were repaid.

Item 1A.	Asset-Level Information.

Not applicable.

Item 1B.	Asset Representations Reviewer and Investor Communication.

Not applicable.

Item 3.	Sales of Securities and Use of Proceeds.

Not applicable.

Item 5.	Submission of Matters to a Vote of Security Holders.

WFN Credit Company, LLC ("WFN Credit") solicited the direction and consent (the "Consent Solicitation") of the holders of the following series of asset-backed notes (the "Subject Notes") issued by World Financial Network Credit Card Master Note Trust (the "Issuer") with respect to: (i) the proposed removal from World Financial Network Credit Card Master Trust (the "Receivables Trust") of private label credit card accounts relating to The Bon-Ton Stores, Inc. credit card program and the reassignment to WFN Credit of all receivables relating to such accounts (the "Proposed Account Removal") and (ii) the adoption of a proposed amendment to the pooling and servicing agreement governing the Receivables Trust (the "Proposed Amendment") to permit the Proposed Account Removal:

Series	Class	CUSIP	Note Principal Balance
Series 2012-A	Class A	981464 CW8	$412,500,000
Series 2012-C	Class A	981464 DG2	$200,000,000
	Class M	981464 DL1	$10,000,000
	Class B	981464 DH0	$12,666,000
	Class C	981464 DJ6	$33,334,000
Series 2012-D	Class A	981464 DM9	$350,000,000
	Class M	981464 DR8	$17,500,000
	Class B	981464 DN7	$22,166,000
Series 2015-B	Class A	981464 EY2	$475,000,000
Series 2016-A	Class A	981464 FJ4	$650,000,000
	Class M	981464 FK1	$32,500,000
Series 2016-C	Class A	981464 FU9	$350,000,000
	Class M	981464 FY1	$21,875,000
Series 2017-A	Class A	981464 FZ8	$400,000,000
Series 2017-B	Class A	981464 GC8	$400,000,000
Series 2017-C	Class A	981464 GH7	$550,000,000
	Class M	981464 GJ3	$42,167,000
Series 2018-A	Class A	981464 GL8	$525,000,000

The Consent Solicitation was made in accordance with the terms and subject to the conditions set forth in a Consent Solicitation Statement, dated August 7, 2018. The Consent Solicitation expired at 5:00 p.m., New York City time, on August 14, 2018 with Noteholders representing $4,288,032,000 of the Note Principal Balance of the Subject Notes consenting to the Proposed Account Removal and Proposed Amendment.   The Proposed Amendment became effective on August 16, 2018 and the Proposed Account Removal occurred on August 31, 2018.  See the Current Report on Form 8-K, filed by us on August 20, 2018 for the documentation relating to the Proposed Amendment and Proposed Account Removal.

Item 7.	Change in Sponsor Interest in the Securities.

Not applicable.

Item 10.	Exhibits.

Exhibit No.	Document Description
99.1
Monthly Noteholder's Statement for World Financial Network Credit Card Master Note Trust, Series 2012-A, Series 2012-C, Series 2012-D, Series 2015-B, Series 2016-A, Series 2016-C, Series 2017-A, Series 2017-B, Series 2017-C, and Series 2018-A for the September 17, 2018 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WFN Credit Company, LLC, as depositor

Dated: September 17, 2018	By:	/s/ Randy J. Redcay
	Name:	Randy J. Redcay
	Title:	Chief Financial Officer

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1
Monthly Noteholder's Statement for World Financial Network Credit Card Master Note Trust, Series 2012-A, Series 2012-C, Series 2012-D, Series 2015-B, Series 2016-A, Series 2016-C, Series 2017-A, Series 2017-B, Series 2017-C, and Series 2018-A for the September 17, 2018 Payment Date.